Combined and Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 825,343	$ 54,752
Account receivables		1,359,747	717,644
Prepayments and other receivables		676,204	244,242
Inventories		2,894,682	2,650,957
Total current assets		5,755,976	3,667,595
Non-current assets
Finance right-of-use (“ROU”) assets		155,698
Operating right-of-use (“ROU”) assets		94,760	94,885
Intangible asset		54,880
Deferred Initial Public Offering (“IPO”) costs		533,184	150,151
Total non-current assets		838,522	245,036
Total assets		6,594,498	3,912,631
Current liabilities
Account payables		815,289	334,140
Contract liabilities		25,849	23,316
Accruals and other payables		74,980	3,440
Current portion of long-term loans		33,644	29,736
Operating lease liabilities		25,562	19,945
Finance lease liabilities		31,401
Tax payables		600,695	480,243
Total current liabilities		3,092,454	1,922,023
Non-current liabilities
Long-term loans		2,604	17,727
Operating lease liabilities		69,199	72,680
Finance lease liabilities		73,903
Total non-current liabilities		145,706	90,407
Total liabilities		3,238,160	2,012,430
Shareholders’ equity
Subscription receivable		(280,800)	(1,000)
Additional paid-in capital		1,243,625	169,600
Retained earnings		2,133,513	1,747,875
Statutory reserve		146,291	101,857
Accumulated other comprehensive (losses) income		112,414	(119,131)
Total shareholders’ equity		3,356,338	1,900,201
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		6,594,498	3,912,631
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	715	500
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	580	500
Related Party
Current liabilities
Amount due to related parties		$ 1,485,034	$ 1,031,203

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 13).